UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-262471-03

Central Index Key Number of the issuing entity: 0002021594

BMW Vehicle Owner Trust 2024-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:  333-262471

Central Index Key Number of the depositor:  0001136586

BMW FS Securities LLC
 (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541188

BMW Financial Services NA, LLC
 (Exact name of sponsor as specified in its charter)

Mark Redman, (201) 307-4000
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION INCLUDED WITH THIS FORM

Item 1.	The Asset Data File required to be filed in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)) is attached as Exhibit 102 to this Form ABS-EE.

Item 2.	The Asset Related Document required to be filed in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)) is attached as Exhibit 103 to this Form ABS-EE.

EXHIBIT INDEX

Exhibit 102                       Asset Data File (Schedule AL)

Exhibit 103                       Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  August 6, 2025

BMW VEHICLE OWNER TRUST 2024-A
     (Issuing Entity)

By:  BMW Financial Services NA, LLC,
       solely as servicer

By:  /s/ Evren Yenicag
       Name:    Evren Yenicag
       Title:      Chief Risk Officer